Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of Inventories [Line Items]
Inventories	$ 2,637,047	$ 52,605,661	$ 82,672,196
Refined and petrochemicals products [member]
Disclosure of Inventories [Line Items]
Inventories		32,175,910	41,211,837
Crude oil [member]
Disclosure of Inventories [Line Items]
Inventories		11,997,570	14,087,218
Materials and products in stock [member]
Disclosure of Inventories [Line Items]
Inventories		4,736,659	4,381,628
Products in transit [member]
Disclosure of Inventories [Line Items]
Inventories		3,476,807	22,719,635
Gas and condesate products [member]
Disclosure of Inventories [Line Items]
Inventories		142,136	144,284
Materials in transit [member]
Disclosure of Inventories [Line Items]
Inventories		$ 76,579	$ 127,594